1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The accompanying financial statements include the accounts of Sincerity Applied Material Holdings Corp which is a company domiciled in Australia. These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States (“GAAP”) and Regulation S-X published by the US Securities and Exchange Commission (the “SEC”). Certain prior period amounts have been reclassified to conform to the current period presentation. Such reclassifications had no effect on the prior period net income, accumulated deficit, net assets, or total shareholders' deficit. The Company has evaluated events or transactions through the date of issuance of this report in conjunction with the preparation of these consolidated financial statements. All amounts presented are in US dollars, unless otherwise noted.

The financial statements, except for cash flow information, have been prepared on an accruals basis and are based on historical costs, modified, where applicable, by the measurement at fair value of selected non-current assets, financial assets and financial liabilities. The amounts presented in the financial statements have been rounded to the nearest dollar.

Going Concern Basis

The financial statements have been prepared on the going concern basis, which assumes continuity of normal business activities and the realization of assets and the settlement of liabilities in the ordinary course of business.

At September 30, 2017 The Company had a current asset surplus of $128,332 and net asset surplus of $56,121 (December 31, 2016 current asset deficiency of $244,568 and net asset deficiency of ($237,940). The Company reported an after-tax income of $220,360 for the nine months ended September 30, 2017 (Nine months ended September 30, 2016 losses: $54,892).

The Company has prepared the financial statements on a going concern basis that contemplates the continuity of normal business activity, realization of assets and settlement of liabilities at the amounts recorded in the financial statements in the ordinary course of business.

Nature of Operations:

Sincerity Applied Material Holdings Corp (the "Company'') is a specialized provider of technologically advanced packing materials for the automotive, packaging, building & construction, and engineering industries, with headquarters located near Melbourne, Australia. The Company's primary customer is an unrelated entity with global operations that accounts for approximately 80% - 90% of The Company's revenue, and The Company's primary suppliers are in China and Malaysia.

Foreign Currency Translation & Transactions:

The functional currency of The Company is its local currency, the Australian dollar (AUD). The financial statements of the Company have been translated into U.S. dollars (USD). All balance sheet accounts, other than those in stockholder's deficiency which are translated based on historical rates accumulated over time, have been translated using the exchange rate in effect at the balance sheet date. Income statement amounts have been translated using the average exchange rate in effect for the nine months ended September 30, 2017. Accumulated net translation adjustments have been reported separately in other comprehensive loss in the financial statements. Foreign currency translation adjustments resulted in a loss of $326 for the nine months ended September 30, 2017; such translation adjustments are not subject to income taxes. Foreign currency transaction losses resulting from exchange rate fluctuations on transactions denominated in a currency other than the AUD, the functional currency, totaled $22,050 for the nine months ended September 30, 2017, and are included in the accompanying statement of income for the period.

Cash and Cash Equivalents:

For purposes of the statement of cash flows, cash consists of bank checking accounts and cash equivalents may include term deposits, certificates of deposit, and all highly liquid debt instruments with original maturities of three months or less. At the balance sheet date, The Company has no cash equivalents.

Accounts Receivable:

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. The Company evaluates its accounts receivable on a regular basis and establishes an allowance for doubtful accounts, when deemed necessary, based on a history of past write offs and collections and current credit conditions. A receivable is considered past-due based either on contractual terms or payment history. Accounts are written off as uncollectible after collection efforts have failed. In addition, The Company does not generally charge interest on past-due accounts or require collateral. It is at least reasonably possible that changes may occur in the near term that would affect management’s estimate of the allowance for doubtful accounts. At September 30, 2017, management determined that no allowance for doubtful accounts was required.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP’’) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition:

The Company recognizes revenue when the goods are delivered at the port of shipment by the supplier, the price is fixed or determinable, and collectability is reasonably assured.

Inventory:

Inventory is carried at the lower of cost or net realizable value (“NRV’’). Cost is based on the first-in, first-out (“FIFO”) cost method and includes expenditures incurred in acquiring the inventory and bringing it to its existing condition and location. NRV is based on the selling price. It is at least reasonably possible that the estimate of the net realizable value of the inventory may change materially within the near term.

Fixed Assets and Depreciation:

Fixed assets are stated at cost. Additions, renewals, and betterments that significantly extend the life of the asset are capitalized. Expenditures for repairs and maintenance are charged to expense as incurred. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in income for the period.

Impairment of Long-Lived Assets:

The Company reviews long-lived assets, including fixed assets, for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of undiscounted estimated future cash flows expected to result from use of the asset is less than carrying value. H impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the asset. During the nine months ended September 30, 2017, no impairment losses were recognized for long-lived assets.

Debt Issuance Costs:

Borrowing costs (debt issue costs or deferred financing costs) are subject to amortization over the maturity period of the related debt or five years, whichever is shorter, using the straight-line method, which does not differ materially from the effective interest method. The Company presents such costs as a reduction of the carrying amount of the debt rather than as an asset, except for deferred financing costs related to a credit line which are presented as an asset. Amortization of debt issuance costs and deferred financing costs are classified as interest expense.

Income Tax:

The Company is subject to the Australian small business company income tax collected by the Australian Tax Office (“ATO”). This income tax is provided for the tax effects of transactions reported in the financial statements and consists of the tax currently due (including any amended returns intended to be filed by management), plus deferred tax, if any, related to the recognition of the benefit of net operating losses (NOL’s) carried forward, and arising from deductible temporary differences between tax and U.S. GAAP for accumulated depreciation. At September 30, 2017, the deferred tax liabilities recognized of $26,324 arose as deferred income taxes for the interim period.

Goods and Services Tax (“GST’’):

Transactions, including revenue, are recognized by The Company net of GST, except when the amount of GST is not recoverable from the Australian Taxation Office (ATO). Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the ATO is included as a receivable or payable in the balance sheet.

Shipping and Handling Costs:

No Freight costs included in cost of sales. All freight costs relating to the period are fully reimbursed by the client and these items are recognized in the period which the reimbursements received, and payments remitted.

Advertising:

There were no advertising costs for the period.

Travel Costs

Travel expenses included under Selling, general and administrative and accumulates to $15,219. The expenses predominantly consisted of travel to China and Hong Kong by company associates.

U.S. GAAP Recently Issued Accounting Standard Updates Not Presently Effective:

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU’’) 2014-09, Revenue from Contracts whh Customers. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This standard also includes expanded disclosure requirements that result in an entity providing users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the entity’s contracts with customers. This standard will be effective for fiscal year ending June 30, 2020. The Company is currently in the process of evaluating the impact of adoption of this ASU on the financial statements.

Reverse Acquisition Accounting

In accordance with “reverse acquisition” accounting treatment, our historical financial statements as of period ends, and for periods ended, prior to the Acquisition will be replaced with the historical financial statements of SAPL, prior to the Acquisition, in all future filings with the SEC. Consequently, retroactive adjustments have been made to the equity balances of SAPL to reflect the equity balances of the legal parent company Sincerity Applied Materials Holdings Corp as required under ASC 805 and the application of reverse acquisition accounting.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses. The standard requires a financial asset (including trade receivables) measured at amortized cost basis to be presented at the net amount expected to be collected. Thus, the income statement will reflect the measurement of credit losses for newly-recognized financial assets as well as the expected increases or decreases of expected credit losses that have taken place during the period. This standard will be effective for fiscal year ending June 30, 2022. The Company is currently in the process of evaluating the impact of adoption of this ASU on the financial statements.

Management does not believe that any other recently issued, but not yet effective, U.S. GAAP accounting standard if currently adopted would have a material effect on the accompanying financial statements.

Subsequent Events:

Management has evaluated subsequent events through November 20, 2017, the date the financial statements were available to be issued. No significant subsequent events were identified by management.